LOANS, FINANCING, DEBENTURES AND LEASES - Leases and contingent consideration (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
LOANS, FINANCING, DEBENTURES AND LEASES
Current	R$ 4,126,490	R$ 1,464,166
Noncurrent	R$ 9,698,183	4,675,271
Weighted annual interest rate on lease contracts	4.90%
Average maturity on lease contracts	6 years 2 months 5 days
Unsecured residual values resulting in benefits to the lessor	R$ 0
Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Nominal value payable	10,932,789	766,215
Unrealized financial expenses	(1,741,638)	(373,188)
Present value payable	9,191,151	393,027
Current	2,029,265	53,133
Noncurrent	7,161,886	339,894
Unsecured residual values resulting in benefits to the lessor	R$ 0	R$ 0
Contingent Consideration
LOANS, FINANCING, DEBENTURES AND LEASES
Reimbursement period	15 years
2020 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Nominal value payable	R$ 2,098,941
Present value payable	2,029,265
2021 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Nominal value payable	1,896,313
Present value payable	1,751,557
2022 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Nominal value payable	1,670,508
Present value payable	1,470,364
2023 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Nominal value payable	1,484,652
Present value payable	1,241,102
2024 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Nominal value payable	1,086,093
Present value payable	856,502
2025 onwards | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Nominal value payable	2,696,282
Present value payable	R$ 1,842,361